MINING INTERESTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 215,017	$ 149,849
Ending balance	254,058	215,017
Equipment under finance leases	1,600	1,100
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,339,504	1,254,293
Additions	64,353	78,096
Transfers	0	0
Capitalized interest	5,285	6,260
Change in rehabilitation provision estimate	3,022	2,054
Disposals and other	(7,594)	(1,199)
Ending balance	1,404,570	1,339,504
Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,124,487)	(1,104,444)
Depreciation and amortization	32,816	20,683
Disposals and other	(6,791)	640
Ending balance	(1,150,512)	(1,124,487)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	29,740	28,980
Ending balance	41,922	29,740
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	461,438	452,645
Additions	649	613
Transfers	24,269	9,379
Capitalized interest	0	0
Change in rehabilitation provision estimate	0	0
Disposals and other	(7,142)	(1,199)
Ending balance	479,214	461,438
Plant and equipment | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(431,698)	(423,665)
Depreciation and amortization	12,385	8,673
Disposals and other	(6,791)	640
Ending balance	(437,292)	(431,698)
Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	53,868	48,967
Ending balance	85,213	53,868
Mining properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	746,657	729,746
Additions	632	2,108
Transfers	48,122	12,749
Capitalized interest	0	0
Change in rehabilitation provision estimate	3,022	2,054
Disposals and other	0	0
Ending balance	798,433	746,657
Mining properties | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(692,789)	(680,779)
Depreciation and amortization	20,431	12,010
Disposals and other	0	0
Ending balance	(713,220)	(692,789)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	131,409	71,902
Ending balance	$ 126,923	131,409
General capitalization rate for borrowing costs	7.00%
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 131,409	71,902
Additions	63,072	75,375
Transfers	(72,391)	(22,128)
Capitalized interest	5,285	6,260
Change in rehabilitation provision estimate	0	0
Disposals and other	(452)	0
Ending balance	126,923	131,409
Construction in progress | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Depreciation and amortization	0	0
Disposals and other	0	0
Ending balance	$ 0	$ 0